The Company and its operations	6 Months Ended
Jun. 30, 2018
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The Company and its operations
1.	The Company and its operations

Petróleo Brasileiro S.A. (Petrobras), hereinafter referred to as “Petrobras” or “Company,” is a partially state-owned enterprise, controlled by the Brazilian Federal Government, of indefinite duration, governed by the terms and conditions under the Brazilian Corporate Law (Law 6,404 of December 15, 1976), Law 13,303 of June 30, 2016 and its Bylaws.

Following the adherence to the market tier called Level 2 at the Brazilian stock exchange (B3), a market tier that requires a high level of corporate governance standards, the Company, its managers and fiscal council members also became subject to provisions set out in the Level 2 Regulation (Regulamento de Listagem do Nível 2 de Governança Corporativa da Brasil Bolsa Balcão – B3).

The provisions of the Level 2 Regulation shall prevail over statutory provisions, in the event of damage to the rights of investors of public offers provided for in the Company’s Bylaws, except in cases of: (i) prior notice to shareholders made by the Minority Shareholders’ Committee and eventual dissenting opinion of the controlling shareholder as to the prevalence of said Level 2 Regulation (article 30, paragraphs 4 and 5 and article 40, paragraphs 3 and 4 of the Company’s Bylaws); (ii) disputes or controversies that refer to Petrobras’ activities based on art. 1 of Law 9,478/97, observing the provisions of the Bylaws, regarding the public interest that justified the Company’s creation; and (iii) disputes or controversies involving inalienable rights, as provided for in the sole paragraph of article 58 of the Bylaws.

The Company is dedicated to prospecting, drilling, refining, processing, trading and transporting crude oil from producing onshore and offshore oil fields and from shale or other rocks, as well as oil products, natural gas and other liquid hydrocarbons. In addition, Petrobras carries out energy related activities, such as research, development, production, transport, distribution and trading of all forms of energy, as well as other related or similar activities.

The economic activities linked to its business purpose shall be undertaken by the Company as free competition with other companies according to market conditions, in compliance with the other principles and guidelines of Laws no. 9,478/97 and 10,438/02 (oil & gas and electricity sector regulations, respectively).

Petrobras may perform any of the activities related to its corporate purpose, directly, through its wholly owned subsidiaries, controlled companies, alone or through joint venture with third parties, in Brazil or abroad.

Petrobras may have its activities, provided they are in compliance with its corporate purpose, guided by the Brazilian Federal Government to contribute to the public interest that justified its creation, aiming to meet the objectives of the national energy policy outlined in the Annual Letter of Public Policies and Corporate Governance approved by the Board of Directors.

The Brazilian Federal Government may only guide the Company to assume obligations or responsibilities, including the implementation of investment projects and the assumption of specific operating costs/results, such as those relating to the sale of fuels, as well as any other related activities, under conditions different from those of any other private sector company operating in the same market, when:

I–	established by law or regulation, as well as under provisions of agreements with a public entity that is competent to establish such obligation, abiding by the broad publicity of such instruments; and

II–	the cost and revenues thereof have been broken down and disseminated in a transparent manner, including in the accounting plan.

Moreover, as set out in the Company’s Bylaws, the terms of which were amended to conform to provisions under law 13,303/2016, Decree 8,945/2016 and the B3 market tier named New Market (Novo Mercado—the main governance market tier of B3), in the event the Brazilian Federal Government guides the Company to meet the public interest under conditions different from market conditions, the Company’s Finance Committee and Minority Shareholders Committee, exercising their advisory role to the Board of Directors, shall assess and measure the difference between such market conditions and the operating result or economic return of the transaction, based on technical and economic criteria for investment valuation and specific operating costs and results under the Company’s operations, In this case, for every financial year, the Federal Government shall compensate the Company.